First Trust Emerging Markets Local Currency Bond ETF Investment Strategy - First Trust Emerging Markets Local Currency Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries (collectively, “Bonds”) that are denominated in the local currency of the issuer. The Fund invests in Bonds issued or guaranteed by: (i) foreign governments (which may be local foreign governments, such as municipalities and states); (ii) instrumentalities, agencies or other political subdivisions of foreign governments; (iii) central banks, sovereign entities, supranational issuers or development agencies; or (iv) entities or enterprises organized, owned, backed or sponsored by any of the entities set forth above. The Fund’s investment in Bonds may be through purchases of global depositary notes (“GDNs”), which are debt instruments created by a depositary bank that evidence ownership of a local currency-denominated debt instrument. In implementing the Fund’s investment strategy, First Trust Global Portfolios Limited (“First Trust Global” or the “Sub-Advisor”), the Fund’s investment sub-advisor, seeks to provide current income and enhance capital, while minimizing volatility. The Sub-Advisor continually reviews fundamental economic and structural themes that impact long and medium term asset returns in emerging markets. The Sub-Advisor also considers shorter term market drivers such as valuations, liquidity conditions and sentiment to determine the appropriate positioning of the Fund’s investments. The Sub-Advisor will adjust the portfolio’s country allocations, duration and individual security positioning to reflect what it believes to be the most attractive opportunities on a continuous basis. The Sub-Advisor considers emerging market countries to be countries that are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by foreign investors. The Sub-Advisor considers a variety of factors when determining whether a country should be considered an emerging market, including whether it is classified by the World Bank in the lower, lower-middle or upper-middle income designation for one of the past three years. As of the date of this prospectus, the Sub-Advisor considers emerging market countries to include any country other than Canada, the United States, Australia, Austria, Belgium, Cyprus, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This list of emerging market countries may be expanded or exceptions may be made depending on the evolution of market and economic conditions. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s net assets, although this percentage may change from time to time in response to economic events. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time. As of January 30, 2026, the Fund had significant investments in Asian issuers and in Latin America issuers, and may be expected to invest significantly in European issuers although this may change from time to time.Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. The Fund may invest in Bonds of any credit quality, including unrated securities, high-yield (also known as “junk”) bonds, and with effective or final maturities of any length. The Fund will invest only in Bonds that, at the time of purchase, are performing, and not in default or distressed. However, the Fund may invest in Bonds which become non-performing, distressed or defaulted subsequent to purchase and the Fund may continue to hold such Bonds. Under normal market conditions, at least 80% of the Fund’s net assets that are invested in Bonds will be invested in Bonds that are issued by issuers with outstanding debt of at least $200 million, or the foreign currency equivalent thereof. The Fund may invest in foreign currencies and derivative instruments, including swap agreements, exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, forward currency contracts, non-deliverable forward currency contracts and exchange-listed currency options. The Fund uses foreign currencies and derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure and to hedge foreign currency risk and actively manage foreign currency exposure. The Fund may also use derivative instruments to enhance returns, as a substitute for, or to gain exposure to, a position in an underlying asset, to reduce transaction costs, to maintain full market exposure, to manage cash flows or to preserve capital. The Fund’s investments in derivative instruments will not be used to seek to achieve a multiple or inverse multiple of an index. Under normal market conditions, no more than 20% of the value of the Fund’s net assets will be invested in derivative instruments. To the extent that the Fund invests in derivative instruments as a substitute for, or to gain exposure to, a position in an underlying asset, such investments shall be (a) counted towards the 80% test set forth above and valued according to their market, and not notional, value. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in Asian issuers and in Latin America issuers, and may be expected to invest significantly in European issuers although this may change from time to time.